Provisions - Changes - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	$ 163,783	$ 130,943
Changes for the year	137,348	75,048
Provisions reversed with a credit to income	(18,857)	(3,815)
Amounts used	(38,903)	(42,484)
Provision against equity	(7,928)	(2,692)
Transfers from/(to) other accounts	(28,426)
Exchange differences and others	(8,434)	6,783
Balance at end of period	198,583	163,783
Provisions For Pensions [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	56,586	57,729
Changes for the year	5,990	5,340
Provisions reversed with a credit to income	(1,419)	(1,843)
Amounts used	(9,911)	(3,514)
Provision against equity	(6,847)	(3,260)
Exchange differences and others	(2,981)	2,134
Balance at end of period	41,418	56,586
Environment provision [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	4,166	4,108
Changes for the year	28	117
Provisions reversed with a credit to income	(189)
Amounts used	(1)	(26)
Transfers from/(to) other accounts	(33)
Exchange differences and others	(276)	(33)
Balance at end of period	3,695	4,166
Provisions for litigation [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	1,355	3,905
Changes for the year	934	184
Amounts used	(233)	(2,886)
Exchange differences and others	(104)	152
Balance at end of period	1,952	1,355
Provisions for third-party liability
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	10,759	9,263
Changes for the year	588	268
Amounts used	(535)	(198)
Provision against equity	(1,081)	568
Exchange differences and others	(826)	858
Balance at end of period	8,905	10,759
Provisions for C02 emissions allowances [Member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	40,161	34,938
Changes for the year	97,982	38,249
Provisions reversed with a credit to income	(7,830)
Amounts used	(18,420)	(35,860)
Exchange differences and others	(1,647)	2,834
Balance at end of period	110,246	40,161
Provision for restructuring cost
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	2	2
Changes for the year	31,838
Amounts used	(9,534)
Transfers from/(to) other accounts	44
Balance at end of period	22,350	2
Other provisions [member]
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	50,754	21,002
Changes for the year	(12)	30,890
Provisions reversed with a credit to income	(9,419)	(1,972)
Amounts used	(269)
Transfers from/(to) other accounts	(28,437)
Exchange differences and others	(2,600)	838
Balance at end of period	$ 10,017	$ 50,754